Senior Secured Debentures (Q1) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Schedule of Fair Value Assumptions Used
The fair values of the warrants issued to MDC were estimated using a Black-Scholes-Morton option-pricing, and the following weighted-average assumptions for the years ended June 30, 2019 and 2018:

	Year Ended June 30,
	2019	2018
Risk-free rate of return	3.15%	2.37%
Expected life of award	10 years	10 years
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	94%	98%
Weighted-average grant date fair value	$8.96	$24.48

Warrant [Member]
Schedule of Fair Value Assumptions Used
To execute the model and value the warrants, certain assumptions were needed as noted below:

Valuation Date:	October 24, 2017
Warrant Expiration Date:	October 31, 2022
Total Number of Warrants Issued:	133,750
Contracted Conversion Ratio:	1:1
Warrant Exercise Price (USD)	32.00
Next Capital Raise Date:	October 31, 2018
Threshold exercise price post Capital raise:	20.08
Spot Price (USD):	26.53
Expected Life (Years):	5.0
Volatility:	66.0%
Volatility (Per-period Equivalent):	19.1%
Risk Free Interest Rate:	2.04%
Risk Free Rate (Per-period Equivalent):	0.17%
Nominal Value (USD Mn):	4.0
No of Shares on conversion (Mn):	0.1